Reinsurance (Tables)	12 Months Ended
Dec. 31, 2019
Reinsurance Disclosures [Abstract]
Effect of Reinsurance on Premiums Written and Earned
The effect of reinsurance on premiums written and earned for the years ended December 31, was as follows:

	2019		2018		2017
(millions)	Written	Earned	Written	Earned	Written	Earned
Direct premiums	$39,222.0	$37,519.7	$33,753.1	$31,970.2	$27,860.7	$26,425.7
Ceded premiums:
Regulated	(711.1)	(670.8)	(596.4)	(557.5)	(505.9)	(479.6)
Non-Regulated	(933.0)	(656.5)	(546.8)	(479.4)	(222.7)	(216.2)
Total ceded premiums	(1,644.1)	(1,327.3)	(1,143.2)	(1,036.9)	(728.6)	(695.8)
Net premiums	$37,577.9	$36,192.4	$32,609.9	$30,933.3	$27,132.1	$25,729.9

Prepaid Reinsurance Premiums and Reinsurance Recoverables
Our reinsurance recoverables and prepaid reinsurance premiums were comprised of the following at December 31:

	Reinsurance Recoverables				Prepaid Reinsurance Premiums
($ in millions)	2019		2018		2019		2018
Regulated:
MCCA	$2,247.1	67%	$1,903.9	71%	$71.8	12%	$55.3	18%
CAIP	332.4	10	254.7	9	93.8	15	72.9	24
FHCF[1]	86.0	3	18.5	1	0	0	0	0
NCRF	84.4	2	78.1	3	33.8	5	34.0	11
NFIP	11.6	0	27.8	1	58.7	9	55.9	18
Other	3.1	0	2.9	0	1.0	0	0.6	0
Total Regulated	2,764.6	82	2,285.9	85	259.1	41	218.7	71
Non-Regulated:
Commercial Lines	459.5	14	254.2	10	352.9	56	79.2	25
Property	146.8	4	147.7	5	14.5	3	11.8	4
Other	8.0	0	8.3	0	0	0	0	0
Total Non-Regulated	614.3	18	410.2	15	367.4	59	91.0	29
Total	$3,378.9	100%	$2,696.1	100%	$626.5	100%	$309.7	100%

[1]Prior year amounts were reclassified from "Other" to conform to the current year presentation.